Calvert
Emerging Markets Equity Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Brazil — 4.1%
Itausa SA, PFC Shares	3,738,662	$ 5,340,974
MercadoLibre, Inc.(1)	3,238	5,506,025
NU Holdings Ltd., Class A(1)	683,428	7,080,314
Raia Drogasil SA	3,187,686	11,346,545
WEG SA	2,540,708	21,679,384
		$ 50,953,242
Chile — 1.3%
Banco de Chile	138,049,331	$ 15,689,882
		$15,689,882
China — 21.3%
Alibaba Group Holding Ltd.	3,374,800	$35,716,706
Bank of Jiangsu Co. Ltd., Class A	5,446,100	7,327,140
BYD Co. Ltd., Class H	881,000	29,965,567
China Merchants Bank Co. Ltd., Class H	4,145,000	21,157,648
H World Group Ltd. ADR	503,261	16,622,711
JD.com, Inc., Class A	682,837	11,856,238
NARI Technology Co. Ltd., Class A	4,195,730	14,499,411
NetEase, Inc.	451,900	8,043,740
Postal Savings Bank of China Co. Ltd., Class H(2)	16,492,000	9,680,648
Shenzhen Inovance Technology Co. Ltd., Class A	1,062,283	8,524,549
Tencent Holdings Ltd.	1,487,913	79,414,115
Yum China Holdings, Inc.	422,178	20,336,314
		$263,144,787
Hong Kong — 2.1%
AIA Group Ltd.	1,817,617	$13,055,691
Hong Kong Exchanges & Clearing Ltd.	331,000	12,388,907
		$25,444,598
Hungary — 1.3%
Richter Gedeon Nyrt	629,391	$16,486,368
		$16,486,368
India — 21.8%
Axis Bank Ltd.	1,008,663	$12,507,531
Bajaj Finance Ltd.	169,811	13,503,122
CG Power & Industrial Solutions Ltd.	817,458	6,934,309
Delhivery Ltd.(1)	1,553,919	6,267,751
Godrej Consumer Products Ltd.	936,020	11,809,293
HDFC Asset Management Co. Ltd.(2)	261,120	12,782,559
HDFC Bank Ltd.	2,191,644	45,323,872
ICICI Bank Ltd.	2,891,873	43,209,842
IDFC First Bank Ltd.(1)	10,686,129	7,862,120
Infosys Ltd.	670,461	14,686,804
Macrotech Developers Ltd.(2)	630,381	10,210,429
Mahindra & Mahindra Ltd.	787,259	27,556,588
MakeMyTrip Ltd.(1)	133,821	15,025,422
Max Healthcare Institute Ltd.	1,670,362	21,957,108
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(2)	1,215,328	$ 19,694,284
		$ 269,331,034
Indonesia — 3.2%
Bank Central Asia Tbk. PT	21,585,600	$ 12,938,261
Bank Mandiri Persero Tbk. PT	33,008,100	11,618,958
Bank Rakyat Indonesia Persero Tbk. PT	29,256,775	7,385,828
Cisarua Mountain Dairy Tbk. PT	23,832,900	7,999,093
		$ 39,942,140
Malaysia — 1.7%
CIMB Group Holdings Bhd.	11,180,100	$20,482,896
		$20,482,896
Mexico — 3.8%
Grupo Financiero Banorte SAB de CV, Class O(3)	2,939,165	$18,939,437
Kimberly-Clark de Mexico SAB de CV, Class A	2,282,484	3,213,934
Qualitas Controladora SAB de CV(3)	536,367	4,488,804
Wal-Mart de Mexico SAB de CV	7,674,660	20,199,767
		$46,841,942
Poland — 2.8%
Allegro.eu SA(1)(2)	2,015,490	$13,207,460
Grupa Kety SA	36,791	6,090,566
Powszechny Zaklad Ubezpieczen SA	1,357,764	15,082,017
		$34,380,043
South Africa — 4.8%
AVI Ltd.	1,606,370	$9,341,399
Capitec Bank Holdings Ltd.	92,847	15,424,220
Clicks Group Ltd.	1,107,553	21,908,568
Standard Bank Group Ltd.	1,015,883	11,930,368
		$58,604,555
South Korea — 7.7%
Hyundai Motor Co.	55,631	$7,897,970
KB Financial Group, Inc.	319,679	18,001,430
Kia Corp.	122,049	8,258,998
Naver Corp.(1)	54,668	7,294,347
Samsung Electronics Co. Ltd.	808,207	28,842,326
Samsung Life Insurance Co. Ltd.	152,604	9,765,294
SK Hynix, Inc.	129,885	14,883,563
		$94,943,928
Taiwan — 21.7%
Advantech Co. Ltd.	688,000	$7,255,822
Airtac International Group	462,000	11,866,920
ASE Technology Holding Co. Ltd.	2,074,000	10,184,245
Delta Electronics, Inc.	1,393,000	18,233,309
Fubon Financial Holding Co. Ltd.	3,305,000	9,088,782
Taiwan Semiconductor Manufacturing Co. Ltd.	5,040,000	163,800,115
Unimicron Technology Corp.	2,169,000	9,294,088

Calvert
Emerging Markets Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	7,196,000	$ 9,373,489
Voltronic Power Technology Corp.	105,000	5,943,531
Wiwynn Corp.	293,000	23,260,488
		$ 268,300,789
Turkey — 0.3%
Haci Omer Sabanci Holding AS	1,222,912	$ 3,315,074
		$ 3,315,074
United Kingdom — 1.3%
Antofagasta PLC	798,965	$15,827,083
		$15,827,083
Total Common Stocks (identified cost $1,059,684,350)		$1,223,688,361

Short-Term Investments — 1.3%

Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	16,103,615	$ 16,103,615
Total Affiliated Fund (identified cost $16,103,615)		$ 16,103,615
Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(6)	492,780	$ 492,780
Total Securities Lending Collateral (identified cost $492,780)		$ 492,780
Total Short-Term Investments (identified cost $16,596,395)		$ 16,596,395

Total Investments — 100.5% (identified cost $1,076,280,745)	$1,240,284,756
Other Assets, Less Liabilities — (0.5)%	$ (6,429,163)
Net Assets — 100.0%	$1,233,855,593

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $65,575,380 or 5.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $2,028,807 and the total market value of the collateral received by the Fund was $2,113,927, comprised of cash of $492,780 and U.S. government and/or agencies securities of $1,621,147.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	32.8%
Information Technology	24.3
Consumer Discretionary	15.6
Communication Services	7.7
Consumer Staples	7.0
Industrials	6.1
Health Care	3.1
Materials	1.8
Real Estate	0.8
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,103,615, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund Institutional Class(1)	$48,007	$114,750,164	$(98,694,556)	$ —	$ —	$16,103,615	$131,585	16,103,615

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$12,586,339	$38,366,903	$ —	$50,953,242
Chile	—	15,689,882	—	15,689,882
China	36,959,025	226,185,762	—	263,144,787
Hong Kong	—	25,444,598	—	25,444,598
Hungary	—	16,486,368	—	16,486,368
India	15,025,422	254,305,612	—	269,331,034

Calvert
Emerging Markets Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Indonesia	$ —	$39,942,140	$ —	$39,942,140
Malaysia	—	20,482,896	—	20,482,896
Mexico	46,841,942	—	—	46,841,942
Poland	—	34,380,043	—	34,380,043
South Africa	—	58,604,555	—	58,604,555
South Korea	—	94,943,928	—	94,943,928
Taiwan	—	268,300,789	—	268,300,789
Turkey	—	3,315,074	—	3,315,074
United Kingdom	—	15,827,083	—	15,827,083
Total Common Stocks	$111,412,728	$1,112,275,633(1)	$ —	$1,223,688,361
Short-Term Investments:
Affiliated Fund	$16,103,615	$ —	$ —	$16,103,615
Securities Lending Collateral	492,780	—	—	492,780
Total Investments	$128,009,123	$1,112,275,633	$ —	$1,240,284,756

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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